INCOME TAXES (Details 1) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Current
U.S. Federal
U.S. State					5,000
Foreign
Total current provision					5,000
Deferred
U.S. Federal
U.S. State
Foreign
Total deferred provision (benefit)
Total provision (benefit) for income taxes			$ 2,000		$ 5,000